UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21384

New River Funds

(Exact name of Registrant as specified in charter)

1881 Grove Avenue, Radford, VA                          24141

(Address of principal executive offices)

(Zip code)

James Colantino

            c/o Gemini Fund Services, LLC., 450 Wireless Blvd,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2603

Date of fiscal year end:

9/30

Date of reporting period:

3/31/08

Item 1.  Reports to Stockholders.

NEW RIVER SMALL CAP FUND

NEW RIVER CORE EQUITY FUND

INVESTMENT ADVISER

NEW RIVER ADVISERS LLC

1881 GROVE AVENUE

RADFORD, VA 24141

SEMI-ANNUAL REPORT

MARCH 31, 2008

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to portfolio securities for the 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (For information on the operation of the Public Reference Room call 1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863).

New River Funds

C.E.O.’s Letter

Dear Fellow Shareholders,

The first calendar quarter of 2008 has been extremely challenging for nearly all markets with the exception of commodities.  Rising energy and commodity prices, the credit crisis, massive loan loss reserves, increasing mortgage foreclosures, the burst of the housing bubble, the falling value of the US dollar, and the uncertainty surrounding the forthcoming elections and resulting changes in tax, economic and other vital government policies have all been contributing factors driving negative sentiment in the markets.  So strong are these factors and the media’s reporting of such that geopolitical events are scarcely mentioned and our valiant military men and women seem lost in the noise.

Market volatility has been significantly more than experienced in recent years and the extent of the correction has been quite severe reaching an apparent nadir on March 17, 2008 – the date JP Morgan Chase & Co. announced their acquisition (read: rescue) of the Bear Stearns Companies, Inc. with the help of the US Federal Reserve.  Since then, the markets have slowly and steadily improved as confidence is beginning to return to the US credit markets, companies are announcing surprisingly strong earnings, unemployment rates remain historically low and many significant economic reports are producing results that are better than economists’ expectations.

New River Funds has not been able to escape the tidal wave that has pounded equity investors.  However, because of our value investing strategy, we have been affected less than the overall market, particularly the New River Small Cap Fund.  For the second fiscal quarter ended March 31, 2008, New River Small Cap Fund was down 7.17% while its benchmark, the Russell 2000® index, was down 9.90%.  For the same period, New River Core Equity Fund was down 9.56% while its benchmark, the S&P 500® index, was down 9.44%.  For the twelve-month period ended March 31, 2008, New River Small Cap Fund was down 4.49% while the Russell 2000® index was down 13.00%.  For the same period, New River Core Equity Fund was down 3.34% while the S&P 500® index was down 5.08%.  We believe our strategy of owning good companies with good management teams has provided a degree of protection during this period of increased volatility and will afford us an opportunity to outperform over time.

While the ultimate duration of this volatile period is uncertain, like the seasons this, too, shall pass.  We remain steadfastly committed to our investment philosophy and continue to see the recent market volatility as an opportunity to strategically position our portfolios.  During this challenging period, New River Small Cap Fund continues to experience net inflows.  We sincerely value your confidence in us and thank you for the privilege of managing your small and large cap portfolios.

Best regards,

Doit L. Koppler II

Chief Executive Officer

The above performance data is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Funds’ investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, at least until December 31, 2008, to ensure that the net annual fund operating expenses will not exceed 1.50% for the Small Cap Fund and 1.30% for the Core Equity Fund, subject to possible recoupment from the Funds in future years.  Without these waivers, the Funds’ total annual operating expenses would have been 1.78% for the Small Cap Fund and 3.57% for the Core Equity Fund. Please review the Funds’ Prospectus for more detail on the expense waiver. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call (866) NRA-FUND.  The Fund charges a 2% redemption fee for shares held less than 30 days.  The above performance does not reflect the deduction of this fee.  If reflected, the fee will reduce the performance quoted.

1 The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  An investor cannot invest directly in an index.

2 The Russell 2000 is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized companies in the Russell 3000 Index and includes the reinvestment of all dividends.  An investor cannot invest directly in an index.

Investors should carefully consider the investment objectives, risks, charges and expenses of New River Funds.  This and other information about the New River Funds is contained in your prospectus and should be read carefully.  The prospectus can be obtained by calling toll free 1-866-NRA-FUND (1-866-672-3863) or by visiting us on the web site at www.newriverfunds.com.

New River Funds are distributed by Northern Lights Distributors, LLC, Member FINRA.

        0521-NLD-5/21/2008

New River Funds

Portfolio Holdings Summary (Unaudited)

As of March 31, 2008

Small Cap Fund

Portfolio Holdings by Industry	% of Net Assets		% of Net Assets
Common Stocks	93.91%	Diversified Manufacturing	4.16
Machinery	15.63	Banks	3.87
Energy	5.91	Environmental Control	3.87
Construction Services	5.55	Oil & Gas	3.43
Recreational Products	5.36	Financial Services	3.40
Retail	5.35	Miscellaneous Manufacturing	3.29
Chemicals	5.07	Media	3.01
Food Processing	4.90	Mining	2.23
Apparel Manufacturers	4.79	Basic Materials	0.67
Savings & Loans	4.64	Healthcare	0.13
Telecommunications Equipment	4.41	Short-Term Investments	6.04
Coal	4.24	Other Assets Less Liabilities	0.05

             Total Net Assets

                           100.00%

Core Equity Fund

Portfolio Holdings by Industry	% of Net Assets		% of Net Assets
Common Stocks	96.37%	Machinery	3.85
Oil & Gas	12.19	Auto Parts & Equipment	3.56
Retail	9.87	Display Technologies	3.54
Financial Services	8.65	Food	3.52
Healthcare Plans	7.26	Cosmetics/Personal Care	3.25
Banks	6.90	Beverages	3.04
Aerospace/Defense	6.68	Exchange Traded Funds	2.68
Networking and Communication Devices	4.33	Miscellaneous Manufacturing	2.62
Software	4.15	Computer Software & Programming	2.22
Consumer Services	4.14	Short-Term Investments	4.23
Building Materials	3.92	Liabilities in Excess of Other Assets	(0.60)

                      Total Net Assets

                           100.00%

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited)
March 31, 2008

	Shares	Market Value
COMMON STOCKS- 93.91%
Apparel Manufacturers - 4.79%
Columbia Sportswear Co.	66,800	$ 2,941,204

Banks - 3.87%
Colonial Bancorp, Inc.	247,000	2,378,610

Basic Materials - 0.67%
Caraustar Industries, Inc *	306,945	414,376

Chemicals - 5.07%
Arch Chemicals, Inc.	83,600	3,114,936

Coal - 4.24%
James River Coal Co.*	148,750	2,606,100

Construction Services - 5.55%
URS Corp.*	104,300	3,409,567

Diversified Manufacturing - 4.16%
Trinity Industries, Inc.	96,000	2,558,400

Energy - 5.91%
Newfield Exploration Co.*	22,133	1,169,729
OGE Energy Corp.	79,000	2,462,430
		3,632,159
Environmental Control - 3.87%
Darling International, Inc.*	183,650	2,378,267

Financial Services - 3.40%
Affiliated Managers Group*	23,000	2,087,020

The accompanying notes are an integral part to financial statements.

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
March 31, 2008

	Shares	Market Value
Food Processing - 4.90%
Smithfield Foods, Inc.*	117,000	$ 3,013,920

Healthcare - 0.13%
America Service Group, Inc.*	13,364	80,986

Machinery - 15.63%
AGCO Corp.*	59,600	3,568,848
Cascade Corp.	71,500	3,525,665
Flowserve Corp.	11,600	1,210,808
Nordson Corp.	24,200	1,303,170
		9,608,491
Media - 3.01%
Gray Television, Inc.	325,185	1,850,303

Mining - 2.23%
USEC, Inc.*	370,000	1,369,000

Miscellaneous Manufacturing - 3.29%
Koppers Holdings, Inc.	45,600	2,020,536

Oil & Gas - 3.43%
PetroQuest Energy, Inc.*	121,600	2,108,544

Recreational Products - 5.36%
Polaris Industries, Inc.	80,250	3,291,053

Retail - 5.35%
Tractor Supply Co.*	83,200	3,288,064

Savings & Loans - 4.64%
Washington Federal, Inc.	124,905	2,852,830

The accompanying notes are an integral part to financial statements.

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
March 31, 2008

	Shares	Market Value
Telecommunications Equipment - 4.41%
Newport Corp.*	242,600	$ 2,709,842

TOTAL COMMON STOCKS (Cost $61,692,381)		57,714,208

SHORT TERM INVESTMENTS - 6.04%
Bank of New York Hamilton Fund Premier Class, 2.91%+	3,712,590	3,712,590
(Cost $3,712,590)

TOTAL INVESTMENTS (Cost $65,404,971) - 99.95%		61,426,798
Other assets less liabilities - 0.05%		30,287
NET ASSETS - 100.00%		$ 61,457,085
*Non-income producing security.
+Reflects yield at March 31, 2008.

The accompanying notes are an integral part to financial statements.

New River Funds
Core Equity Fund - Schedule of Investments (Unaudited)
March 31, 2008

	Shares	Market Value
COMMON STOCKS- 96.37%
Aerospace/Defense - 6.68%
Boeing Co.	3,500	$ 260,295
L3 Communications Holding	1,970	215,400
		475,695
Auto Parts & Equipments - 3.56%
Johnson Controls, Inc.	7,500	253,500

Banks - 6.90%
State Street Corp.	3,600	284,400
Westpac Banking Corp.	1,900	206,777
		491,177
Beverages - 3.04%
PepsiCo, Inc.	3,000	216,600

Building Materials - 3.92%
Cemex SAB de C.V. - ADR*	10,699	279,458

Computer Software & Programming - 2.22%
Check Point Software Technologies Ltd.*	7,050	157,920

Consumer Services - 4.14%
Western Union Co.	13,850	294,590

Cosmetics/Personal Care - 3.25%
Procter & Gamble Co.	3,300	231,231

Display Technologies - 3.54%
Corning, Inc.	10,480	251,939

Exchange Traded Funds - 2.68%
KBW Bank	4,900	190,708

The accompanying notes are an integral part to financial statements.

New River Funds
Core Equity Fund- Schedule of Investments (Unaudited) (Continued)
March 31, 2008

	Shares	Market Value
Financial Services - 8.65%
Franklin Resources, Inc.	2,940	$ 285,151
Goldman Sachs Group, Inc.	2,000	330,780
		615,931
Food - 3.52%
Nestle SA - ADR	2,000	250,872

Healthcare Plans - 7.26%
Laboratory Corp of America *	2,050	151,044
UnitedHealth Group, Inc.	5,900	202,724
Wellpoint, Inc.*	3,700	163,281
		517,049
Machinery - 3.85%
Caterpillar, Inc.	3,500	274,015

Miscellaneous Manufacturing - 2.62%
Ingersoll-Rand Co. Ltd. - Cl. A	4,190	186,790

Networking and Communication Devices - 4.33%
Cisco Systems, Inc.*	12,800	308,352

Oil & Gas - 12.19%
ConocoPhillips	2,900	221,009
Devon Energy Corp.	2,700	281,691
Transocean, Inc. *	2,700	365,040
		867,740
Retail - 9.87%
Abercrombie & Fitch Co.- Cl. A	3,540	258,916
Best Buy, Inc.	5,612	232,673
Coach, Inc.*	7,000	211,050
		702,639
Software - 4.15%
Oracle Corp.*	15,100	295,356

TOTAL COMMON STOCKS (Cost $6,425,301)		6,861,562

The accompanying notes are an integral part to financial statements.

New River Funds
Core Equity Fund- Schedule of Investments (Unaudited) (Continued)
March 31, 2008

	Shares	Market Value
SHORT TERM INVESTMENTS - 4.23%
Bank of New York Hamilton Fund Premier Class, 2.91%+
(Cost $301,077)	301,077	$ 301,077

TOTAL INVESTMENTS (Cost $6,726,378) - 100.60%		7,162,639
Liabilities in excess of other assets - (0.60)%		(42,761)
NET ASSETS - 100.00%		$ 7,119,878

*Non-income producing security.
ADR - American Depositary Receipt.
+Reflects yield at March 31, 2008.

The accompanying notes are an integral part to financial statements.

New River Funds
Statements of Assets and Liabilities (Unaudited)
March 31, 2008

	Small Cap	Core Equity
	Fund	Fund
ASSETS:
Investments, at cost	$ 65,404,971	$ 6,726,378
Investments in securities, at value	$ 61,426,798	$ 7,162,639
Receivable for securities sold	115,710	-
Dividends and interest receivable	36,196	5,089
Due from investment adviser	-	23,855
Prepaid expenses and other assets	15,230	17,606
Total Assets	61,593,934	7,209,189

LIABILITIES:
Payable for securities purchased	-	34,651
Payable for fund shares repurchased	4,450	-
Accrued advisory fees	49,366	-
Accrued distribution fees	12,873	1,508
Accrued administration fees	6,982	3,302
Accrued fund accounting fees	4,526	4,769
Accrued transfer agency fees	4,000	2,273
Accrued custody fees	4,404	2,600
Accrued expenses and other liabilities	50,248	40,208
Total Liabilities	136,849	89,311
Net Assets	$ 61,457,085	$ 7,119,878

NET ASSETS CONSIST OF:
Paid in capital	$ 61,923,348	$ 6,505,283
Accumulated net investment loss	(16,623)	(11,676)
Accumulated net realized gain from
investment transactions	3,528,533	190,010
Net unrealized appreciation (depreciation) on investments	(3,978,173)	436,261
Net Assets	$ 61,457,085	$ 7,119,878
Shares Outstanding (no par value; unlimited number
of shares authorized)	4,234,700	557,640
Net asset value, offering price and redemption
price per share*	$ 14.51	$ 12.77
_____________
* Each Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part to financial statements.

New River Funds
Statements of Operations (Unaudited)
For the six months ended March 31, 2008

	Small Cap	Core Equity
	Fund	Fund
INVESTMENT INCOME:
Interest	$ 142,752	$ 4,335
Dividends	289,365	34,079
Total investment income	432,117	38,414

EXPENSES:
Investment advisory fees	298,411	30,841
Distribution fees	74,603	9,638
Legal fees	29,271	29,162
Administration fees	18,979	10,683
Accounting fees	13,337	13,304
Registration & filing fees	13,932	12,643
Transfer agency fees	9,662	7,948
Audit fees	6,064	5,764
Insurance expense	5,363	4,266
Custody fees	4,023	1,842
Chief Compliance Officer	5,246	5,301
Trustees' fees	5,966	5,965
Printing expense	6,635	1,293
Miscellaneous expenses	1,336	-
Total expenses	492,828	138,650

Less: Expense reimbursement and waivers	(44,088)	(88,560)
Net expenses	448,740	50,090

Net investment loss	(16,623)	(11,676)

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS:
Net realized gain from investment transactions	4,553,103	209,138
Net change in unrealized depreciation
of investments for the period	(11,588,788)	(1,025,682)
Net realized and unrealized loss on investments	(7,035,685)	(816,544)
Net decrease in net assets
resulting from operations	$ (7,052,308)	$ (828,220)

The accompanying notes are an integral part to financial statements.

New River Funds
Statements of Changes in Net Assets
Small Cap Fund

	For the six months	For the one month	For the year
	ended	ended	ended
	March 31, 2008	September 30, 2007	August 31, 2007
	(Unaudited)
NET INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment loss	$ (16,623)	$ (2,963)	$ (111,255)
Net realized gain from investment transactions	4,553,103	121,037	2,346,874
Net change in unrealized appreciation (depreciation)
on investments for the period	(11,588,788)	1,675,840	4,538,009
Net increase (decrease) in net assets resulting
from operations	(7,052,308)	1,793,914	6,773,628

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gains on investments
($0.97, $0.00 and $0.23 per share, respectively)	(3,436,993)	-	(597,308)
Total distributions to shareholders	(3,436,993)	-	(597,308)

CAPITAL SHARE TRANSACTIONS:	14,098,556	1,422,652	11,499,458

Net increase in net assets	3,609,255	3,216,566	17,675,778

NET ASSETS:
Beginning of period	57,847,830	54,631,264	36,955,486
End of period	$ 61,457,085	$ 57,847,830	$ 54,631,264

Accumulated net investment loss at end of period	$ (16,623)	$ -	$ -

The accompanying notes are an integral part to financial statements.

New River Funds
Statements of Changes in Net Assets
Core Equity Fund

	For the six months	For the one month	For the year
	ended	ended	ended
	March 31, 2008	September 30, 2007	August 31, 2007
	(Unaudited)
NET INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$ (11,676)	$ (3,013)	$ (19,172)
Net realized gain from investment transactions	209,138	6,131	180,538
Net change in unrealized appreciation (depreciation)
of investments for the period	(1,025,682)	290,414	867,794
Net increase (decrease) in net assets resulting
from operations	(828,220)	293,532	1,029,160

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
($0.00, $0.00 and $0.02 per share, respectively)	-	-	(8,862)
Distributions from net realized gains on investments
($0.36, $0.00 and $0.03 per share, respectively)	(201,907)	-	(16,721)
Total distributions to shareholders	(201,907)	-	(25,583)

CAPITAL SHARE TRANSACTIONS:	(66,149)	(13,707)	(76,328)

Net increase (decrease) in net assets	(1,096,276)	279,825	927,249

NET ASSETS:
Beginning of period	8,216,154	7,936,329	7,009,080
End of period	$ 7,119,878	$ 8,216,154	$ 7,936,329

Accumulated net investment loss end of period	$ (11,676)	$ -	$ -

The accompanying notes are an integral part to financial statements.

New River Funds
Financial Highlights
Small Cap Fund

Selected data based on a share outstanding throughout each period (a)
						October 1, 2003*
	Six months ended	Period ended				through
	March 31,	September 30,	For the year ended August 31,			August 31,
	2008	2007**	2007	2006	2005	2004
	(Unaudited)
Net asset value, beginning of period	$ 17.35	$ 16.81	$ 14.48	$ 14.49	$ 12.00	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	-	-	(0.04)	(0.08)	0.28	(0.11)
Net realized and unrealized gain (loss)
on investments	(1.87)	0.54	2.60	0.24	2.26	2.11
Total from investment operations	(1.87)	0.54	2.56	0.16	2.54	2.00

LESS DISTRIBUTIONS:
From net investment income	-	-	-	(0.11)	-	-
From net realized gains on investments	(0.97)	-	(0.23)	(0.06)	(0.05)	-
Total distributions	(0.97)	-	(0.23)	(0.17)	(0.05)	-

Paid in capital from redemption fees	-	-	-	-	-	-

Net asset value, end of period	$ 14.51	$ 17.35	$ 16.81	$ 14.48	$ 14.49	$ 12.00

Total return (b)	(11.15)%	3.21%	17.81%	1.14%	21.13%	20.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 61,457	$ 57,848	$ 54,631	$ 36,955	$ 26,468	$ 3,568
Ratios to average net assets (c,d)
Expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.83%
Net investment income (loss)	(0.06)%	(0.06)%	(0.24)%	(0.51)%	2.03%	(0.99)%
Portfolio turnover rate	26%	1%	26%	13%	6%	15%

*Commencement of operations.
**September 1, 2007 through September 30, 2007 (See Note 1)
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Manager not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Such percentages are after management fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 0.15%, 0.39%, 0.23%, 0.59%, 1.48% and 11.84% of average daily net assets for the periods ended March 31, 2008,
September 30, 2007, August 31, 2007, August 31, 2006, August 31, 2005 and August 31, 2004, respectively.

The accompanying notes are an integral part to financial statements.

New River Funds
Financial Highlights
Core Equity Fund

Selected data based on a share outstanding throughout each period (a)
						October 1, 2003*
	Six months ended	Period ended				through
	March 31,	September 30,	For the year ended August 31,			August 31,
	2008	2007**	2007	2006	2005	2004
	(Unaudited)
Net asset value, beginning of period	$ 14.60	$ 14.08	$ 12.30	$ 12.46	$ 10.44	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	(0.02)	(0.01)	(0.03)	0.02	0.02	(0.02)
Net realized and unrealized gain (loss)
on investments	(1.45)	0.53	1.86	0.26	2.04	0.46
Total from investment operations	(1.47)	0.52	1.83	0.28	2.06	0.44

LESS DISTRIBUTIONS:
From net investment income	-	-	(0.02)	(0.02)	-	-
From net realized gains on investments	(0.36)	-	(0.03)	(0.42)	(0.04)	-
Total distributions	(0.36)	-	(0.05)	(0.44)	(0.04)	-

Paid in capital from redemption fees	-	-	-	-	-	-

Net asset value, end of period	$ 12.77	$ 14.60	$ 14.08	$ 12.30	$ 12.46	$ 10.44

Total return (b)	(10.23)%	3.69%	14.87%	2.17%	19.70%	4.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,120	$ 8,216	$ 7,936	$ 7,009	$ 5,923	$ 281
Ratios to average net assets (c,d)
Expenses	1.30%	1.30%	1.30%	1.30%	1.30%	1.67%
Net investment income (loss)	(0.30)%	(0.46)%	(0.25)%	0.18%	0.17%	(0.21)%
Portfolio turnover rate	24%	6%	57%	26%	24%	38%

*Commencement of operations.
**September 1, 2007 through September 30, 2007 (See Note 1)
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Manager not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Such percentages are after management fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 2.29%, 3.44%, 2.25%, 1.94%, 3.93% and 61.24% of average daily net assets for the periods ended March 31, 2008,
September 30, 2007, August 31, 2007, August 31, 2006, August 31, 2005 and August 31, 2004, respectively.

The accompanying notes are an integral part to financial statements.

New River Funds

Notes to Financial Statements (Unaudited)

March 31, 2008

NOTE 1. ORGANIZATION

New River Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on April 21, 2003, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is currently comprised of two separate series: New River Small Cap Fund (the “Small Cap Fund”) and New River Core Equity Fund (the “Core Equity Fund”) (collectively the “Funds” and each individually a “Fund”). The Funds commenced operations on October 1, 2003.  Small Cap Fund operates as a non-diversified investment company and Core Equity Fund operates as a diversified investment company, within the meaning of the 1940 Act.  The primary investment objective of each Fund is long-term capital appreciation.

Effective September 30, 2007, the Trust’s fiscal year-end changed from August 31 to September 30.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (“NOCP”).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services.  Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board” or “Trustees”) in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's fair value:  the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

New River Funds

Notes to Financial Statements (Unaudited)- Continued

March 31, 2008

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Continued

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  At this time management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security Transactions and Investment Income- Securities transactions are recorded on trade date.  In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses- Most expenses of the Trust can be directly attributed to a Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes- It is the Trust’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and any realized capital gains to its shareholders.  Therefore, no federal income tax provision is required.  Each Fund is treated as a separate taxpayer for federal income tax purposes.

Effective September 30, 2007, the Trust adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

Dividends and Distributions- The Funds will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles

New River Funds

Notes to Financial Statements (Unaudited)- Continued

March 31, 2008

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Continued

generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.

Indemnification- The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with New River Advisers LLC (the “Manager”). The Manager has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board.  The following table sets forth the annual management fee rates payable by each Fund to the Manager pursuant to the management agreement, expressed as a percentage of the Fund’s average daily net assets, along with the actual management fees earned during the six months ended March 31, 2008.

	Management Fee Rate	Management Fee
Small Cap Fund	1.00%	$ 298,411
Core Equity Fund	0.80%	30,841

The Manager has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses, other than extraordinary or non-recurring expenses, at least until December 31, 2008.  The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual management fee waivers and expense reimbursements for the six months ended March 31, 2008, are disclosed in the table below:

	Expense Limitation	Management Fee Waivers/ Reimbursements
Small Cap Fund	1.50%	$ 44,088
Core Equity Fund	1.30%	88,560

Fees waived or expenses reimbursed may be recouped by the Manager from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  As of September 30, 2007, there was $534,580 and $456,126, respectively, of Small Cap Fund and Core Equity Fund fee waivers and expense reimbursements subject to recapture by the Manager through September 30 of the years below:

New River Funds

Notes to Financial Statements (Unaudited)- Continued

March 31, 2008

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS- Continued

	2008	2009	2010
Small Cap Fund	$ 225,293	$ 192,483	$116,804
Core Equity Fund	130,754	143,444	181,928

The Manager has entered into sub-advisory agreements with SouthernSun Asset Management, Inc., on behalf of the Small Cap Fund, and with Howe and Rusling, Inc., on behalf of the Core Equity Fund.  Each sub-adviser is compensated in an amount equal to 40% of the management fee received by the Manager.

Pursuant to service agreements, Gemini Fund Services, LLC (“GFS”) provides administration, fund accounting and transfer agency, including dividend disbursing, services to the Funds.  Under terms of such agreements, GFS is compensated as follows:

Administration – fixed annual fee per Fund plus a fee based upon a percentage of a Fund’s assets, computed daily and payable monthly, plus out-of-pocket expenses.

Fund Accounting – annual fees based upon a percentage of a Fund’s assets, subject to certain minimums, computed daily and payable monthly, plus out-of-pocket expenses.

Transfer Agency – annual fees based upon the number of a Fund’s shareholder accounts, subject to certain minimums, computed daily and payable monthly, plus out-of-pocket expenses.

For the six months ended March 31, 2008, the Funds incurred the following expenses relating to the above-mentioned services performed by GFS:

	Administration	Fund Accounting	Transfer Agency
Small Cap Fund	$18,979	$13,337	$9,662
Core Equity Fund	10,683	13,304	7,948

The Bank of New York (“BONY”), serves as custodian pursuant to a Custody Agreement between the Trust and BONY. Under the terms of the agreement, each Fund is assessed an annual fee, computed daily and payable monthly, based on a percentage of the average daily assets held in custody by BONY, subject to certain minimums, plus certain transaction fees.  In addition, the Funds reimburse BONY for out-of-pocket expenses.  BONY has entered into a Master Custody Administration Agreement with GFS.  Pursuant to that agreement, GFS performs certain services described as custody administration services in exchange for a portion of the fees paid by each Fund under the Custody Agreement.  The portion of total custody fees collected that were retained by GFS for providing custody administration services for the six months ended March 31, 2008, were $822 and $13 from Small Cap Fund and Core Equity Fund, respectively.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended March 31, 2008, GemCom earned $3,534 and $2,410 from Small Cap Fund and Core Equity Fund, respectively, for providing such services.

New River Funds

Notes to Financial Statements (Unaudited)- Continued

March 31, 2008

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS- Continued

Pursuant to a service agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) (formerly Fund Compliance Services, LLC), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, including related administrative support.  Under the terms of such agreement, NLCS is paid an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended March 31, 2008, the Small Cap Fund and Core Equity Fund incurred expenses of $5,246 and $5,301, respectively, for CCO services.

A trustee and certain officers of the Funds are also officers of the Manager, affiliates of the Manager, GFS or NLCS.

NOTE 4. DISTRIBUTION PLANS

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”) (formerly Aquarius Fund Distributors, LLC), an affiliate of GFS, GemCom and NLCS.  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) under which each Fund reimburses the Distributor or other entities for certain distribution activities and shareholder services performed for the Funds and their shareholders.   The Plan provides for the payment of a distribution fee at an annualized rate of 0.25% per year of each Fund’s average daily net assets.  Because there is no requirement under the Plan that the Distributor or other entities be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, expenses incurred in distributing shares of each Fund in excess of the total payments made by the Fund pursuant to the Plan may or may not be recovered through future distribution fees.

NOTE 5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended March 31, 2008, were as follows:

	Purchase	Sales
Small Cap Fund	$28,267,233	$15,884,170
Core Equity Fund	1,845,618	2,290,770

The identified cost of investments in securities owned by each Fund, for financial reporting purposes, and their respective gross unrealized appreciation and depreciation at March 31, 2008 were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$65,404,971	$5,910,641	$9,888,814	$(3,978,173)
Core Equity Fund	6,726,378	848,508	412,247	436,261

At March 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purpose.

New River Funds

Notes to Financial Statements (Unaudited)- Continued

March 31, 2008

NOTE 6. CAPITAL SHARE TRANSACTIONS

Each Fund has unlimited shares of beneficial interest authorized with no par value.  Capital share transactions were as follows:

Small Cap Fund:

	For the six months ended Mar. 31, 2008		For the one month ended Sept. 30, 2007		For the year ended Aug. 31, 2007
	Shares	Dollars	Shares	Dollars	Shares	Dollars
	(Unaudited)
Shares sold	995,859	$15,541,704	111,956	$1,914,341	1,116,995	$18,223,241
Shares issued for reinvestment
of dividends	219,890	3,417,096	―	―	38,102	592,868
Shares redeemed (Net of
$3,754, $160 and $104
redemption fees*, respectively)	(314,425)	(4,860,244)	(28,887)	(491,689)	(457,786)	(7,316,651)
Net increase	901,324	$14,098,556	83,069	$1,422,652	697,311	$11,499,458

Core Equity Fund:

	For the six months ended Mar. 31, 2008		For the one month ended Sept. 30, 2007		For the year ended Aug. 31, 2007
	Shares	Dollars	Shares	Dollars	Shares	Dollars
	(Unaudited)
Shares sold	31,114	$ 421,822	215	$ 3,010	56,387	$ 761,263
Shares issued for reinvestment
of dividends	14,620	201,907	―	―	1,917	25,583
Shares redeemed (Net of $0,
$26 and $0 redemption
fees*, respectively)	(50,924)	(689,878)	(1,191)	(16,717)	(64,294)	(863,174)
Net decrease	(5,190)	$ (66,149)	(976)	$(13,707)	(5,990)	$ (76,328)

  __________

    *Each Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

New River Funds

Notes to Financial Statements (Unaudited)- Continued

March 31, 2008

NOTE 7. TAX INFORMATION

The tax character of distributions paid during the periods indicated below were as follows:

                                                                        Small Cap Fund:

For the six months ended Mar. 31, 2008		For the one month ended Sept. 30, 2007	For the year ended Aug. 31 ,2007
	(Unaudited)
Ordinary Income	$ 318,122	$ ―	$ ―
Capital Gains	3,118,871	―	597,308
Total	$ 3,436,993	$ ―	$597,308

                                                                        Core Equity Fund:

	For the six months ended Mar. 31, 2008	For the one month ended Sept. 30, 2007	For the year ended Aug. 31 ,2007
(Unaudited)
Ordinary Income	$ 3,822	$ ―	$ 8,862
Capital Gains	198,085	―	16,721
Total	$ 201,907	$ ―	$ 25,583

As of September 30, 2007, the components of distributable earnings on an income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation
Small Cap Fund	$115,661	$2,297,219	$7,610,158
Core Equity Fund	803	182,827	1,461,092

The difference between the book basis and income tax basis for the above amounts for each Fund is attributable to the tax treatment of wash sale losses.

New River Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on September 30, 2007, and held until March 31, 2008.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Expenses Paid During Period* (10/1/07 to 3/31/08)
Small Cap Fund
Actual*	$1,000.00	$888.52	$ 7.08
Hypothetical (5% return before expenses)	1,000.00	1,017.50	7.57
Core Equity Fund
Actual*	1,000.00	897.74	6.17
Hypothetical (5% return before expenses	1,000.00	1,018.50	6.56

*Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.30% for Small Cap Fund and Core Equity Fund, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

.

Investment Adviser

New River Advisers LLC

1881 Grove Avenue

Radford, VA 24141

Administrator and

Fund Accountant

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Transfer Agent &

Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Distributor
Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Shareholder Information:

1-866-NRA-FUND

(1-866-672-3863)

www.newriverfunds.com

NEW RIVER SMALL CAP FUND

NEW RIVER CORE EQUITY FUND

SEMI-ANNUAL REPORT

MARCH 31, 2008

This report and the financial statements contained herein are submitted for general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the New River Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures on as of a date within 90 days of filing date of this Form N-CSR  the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that (1) the information required in filings on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, and (2) that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

New River Funds

By:/s/Doit L. Koppler II

Doit L. Koppler II

Principal Executive Officer and Principal Financial Officer, New River Funds

Date

6/9/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/Doit L. Koppler II

Doit L. Koppler II

Principal Chief Executive  Officer and Principal Financial Officer, New River Funds

Date

6/9/2008